Finance Income and Costs - Details of Interest Expenses Included in Finance Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest expense on borrowings	₩ 66,188	₩ 116,397	₩ 104,991
Interest expense on debentures	224,144	225,309	224,765
Others	52,010	57,470	76,331
Interest expense	₩ 342,342	₩ 399,176	₩ 406,087